Trade receivables, other assets, prepaid expenses and Tax receivables - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of continuing involvement in derecognised financial assets [line items]
Value added tax	€ 3,370	€ 1,052
Fair value of assets representing derecognised financial assets	€ 12,509	€ 9,915
Finance companies in partnership with Santander, BNP Paribas and Credit Agricole
Disclosure of continuing involvement in derecognised financial assets [line items]
Fair value of assets representing derecognised financial assets, percent	57.00%	70.00%
Brazilian Tax Jurisdiction
Disclosure of continuing involvement in derecognised financial assets [line items]
Other receivables recognised in Income Statement	€ 113
Other receivables expected to be recognised in Income Statement	41
Brazilian Tax Jurisdiction | Net revenues
Disclosure of continuing involvement in derecognised financial assets [line items]
Other receivables recognised in Income Statement	87
Brazilian Tax Jurisdiction | Net financial income (expense)
Disclosure of continuing involvement in derecognised financial assets [line items]
Other receivables recognised in Income Statement	26
Brazilian Tax Jurisdiction | PSA
Disclosure of continuing involvement in derecognised financial assets [line items]
Value added tax	180
Reversal of provision for indirect tax liabilities	166
Financial receivables
Disclosure of continuing involvement in derecognised financial assets [line items]
Current financial assets at fair value through profit or loss	5	€ 0
Receivables from financing activities
Disclosure of continuing involvement in derecognised financial assets [line items]
Current financial assets at fair value through profit or loss	€ 252	€ 0